Driehaus International Discovery Fund
DRIEHAUS INTERNATIONAL DISCOVERY FUND
Investment Objective
Driehaus International Discovery Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus International Discovery Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus International Discovery Fund
Management Fee	1.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.72%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus International Discovery Fund	175	542	933	2,030

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts. There are no restrictions on the capitalization of companies whose securities the Fund may buy. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 26.81% (quarter ended 6/30/09) and the lowest return for a quarter was -33.41% (quarter ended 9/30/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus International Discovery Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes		(19.85%)	(4.19%)	7.92%
Return After Taxes on Distributions		(19.85%)	(5.32%)	6.55%
Return After Taxes on Distributions and Sale of Fund Shares		(12.90%)	(3.67%)	6.73%
MSCI All Country World ex USA Index	(reflects no deduction for fees, expenses, or taxes)	(13.33%)	(2.49%)	6.75%
MSCI All Country World ex USA Growth Index	(reflects no deduction for fees, expenses, or taxes)	(13.93%)	(1.84%)	5.94%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Emerging Markets Growth Fund
Driehaus Emerging Markets Growth Fund
Investment Objective
Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Emerging Markets Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Emerging Markets Growth Fund
Management Fee	1.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.68%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund	171	530	913	1,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 342% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 31.39% (quarter ended 6/30/09) and the lowest return for a quarter was -30.71% (quarter ended 9/30/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Emerging Markets Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Return Before Taxes		(15.02%)	2.98%	15.74%
Return After Taxes on Distributions		(16.56%)	0.37%	13.56%
Return After Taxes on Distributions and Sale of Fund Shares		(9.50%)	1.56%	13.33%
MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	(18.17%)	2.70%	14.20%
MSCI Emerging Markets Growth Index	(reflects no deduction for fees, expenses or taxes)	(18.77%)	0.78%	12.06%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Emerging Markets Small Cap Growth Fund
Driehaus Emerging Markets Small Cap Growth Fund
Investment Objective
Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Emerging Markets Small Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Driehaus Emerging Markets Small Cap Growth Fund
Management Fee		1.50%
Other Expenses		1.24%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.75%
Expense Reimbursement	[1]	(0.74%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.01%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses, excluding dividends and interest on short sales, at 2.00% of average daily net assets until the earlier of the termination of the investment advisory agreement or August 21, 2014. Acquired fund fees and expenses are not considered to be ordinary annual operating expenses and are not covered by the expense cap. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund's commencement of operations on August 22, 2011, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to two years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Small Cap Growth Fund	204	709	1,319	2,968

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s commencement of operations (August 22, 2011) through December 31, 2011, the Fund’s portfolio turnover rate was 74% (not annualized) of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies, which the investment adviser currently considers to be companies within the same market capitalization range at time of investment as those included in the MSCI Emerging Markets Small Cap Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in small cap emerging markets companies. The Fund’s investments in options on emerging markets company stocks and emerging markets ETFs will be counted toward its policy to invest at least 80% of its net assets in small cap emerging markets companies under normal market conditions. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund may engage in short sale transactions and may purchase or write options, primarily to hedge the Fund’s portfolio or a portion thereof, but may also do so speculatively for purposes of profiting from a decline in the market value of a security. The hedging techniques employed by the Fund typically will be passive in nature, which means that the Fund will typically invest in a basket of securities or currencies of a country or region generally in the form of an index, rather than invest directly in individual securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to forecast certain market movements, which cannot be assured. Options may be volatile and there can be no assurance that a liquid secondary market will exist for a particular option at any particular time, even though the contract is traded on an exchange.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The performance shown below includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on December 1, 2008, and the Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 35.39% (quarter ended 6/30/09) and the lowest return for a quarter was –17.13% (quarter ended 9/30/11).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Emerging Markets Small Cap Growth Fund Including Predecessor Limited Partnership	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(14.29%)	21.30%	Dec 1, 2008
Return After Taxes on Distributions				Dec 1, 2008
Return After Taxes on Distributions and Sale of Fund Shares				Dec 1, 2008
MSCI Emerging Markets Index	(reflects no deduction for fees, expenses or taxes)	(18.17%)	22.76%	Dec 1, 2008
MSCI Emerging Markets Small Cap Index	(reflects no deduction for fees, expenses or taxes)	(26.96%)	30.10%	Dec 1, 2008

Driehaus International Small Cap Growth Fund
Driehaus International Small Cap Growth Fund
Investment Objective
Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus International Small Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus International Small Cap Growth Fund
Management Fee	1.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.73%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund	176	545	939	2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. “small cap companies,” which the investment adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on August 1, 2002 and the Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 32.23% (quarter ended 6/30/03) and the lowest return for a quarter was -29.85% (quarter ended 9/30/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus International Small Cap Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes		(11.39%)		(0.61%)	Sep 17, 2007
Return Before Taxes Including Predecessor Limited Partnership			4.01%	18.26%	Aug 1, 2002
Return After Taxes on Distributions		(11.46%)		(1.56%)	Sep 17, 2007
Return After Taxes on Distributions Including Predecessor Limited Partnership					Aug 1, 2002
Return After Taxes on Distributions and Sale of Fund Shares		(7.30%)		(1.04%)	Sep 17, 2007
Return After Taxes on Distributions and Sale of Fund Shares Including Predecessor Limited Partnership					Aug 1, 2002
MSCI World ex USA Small Cap Index	(reflects no deduction for fees, expenses or taxes)	(15.50%)		(0.82%)	Sep 17, 2007
MSCI World ex USA Small Cap Index Including Predecessor Limited Partnership			(2.86%)	10.28%	Aug 1, 2002
MSCI All Country World ex USA Small Cap Growth Index	(reflects no deduction for fees, expenses or taxes)	(17.65%)		(0.04%)	Sep 17, 2007
MSCI All Country World ex USA Small Cap Growth Index Including Predecessor Limited Partnership			(1.79%)	10.40%	Aug 1, 2002

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Global Growth Fund
Driehaus Global Growth Fund
Investment Objective
Driehaus Global Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Global Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Global Growth Fund
Management Fee	1.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.88%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Global Growth Fund	191	591	1,016	2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities and under normal market conditions, the Fund primarily invests in common stocks and other equity securities, including preferred stocks, American Depositary Receipts and Global Depositary Receipts, both within and outside the U.S., whose market capitalization is greater than $1.0 billion at the time of investment, although the Fund may invest in companies with lower market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Under normal conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund’s investment adviser, in which case the Fund will invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. The Fund does not invest more than 35% of its assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Annual Return for the years ended December 31

During the period shown in the bar chart, the highest return for a quarter was 22.00% (quarter ended 6/30/09) and the lowest return for a quarter was -22.37% (quarter ended 9/30/11).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Global Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(18.15%)	(7.90%)	May 1, 2008
Return After Taxes on Distributions		(19.47%)	(8.31%)	May 1, 2008
Return After Taxes on Distributions and Sale of Fund Shares		(10.03%)	(6.59%)	May 1, 2008
MSCI All Country World Growth Index	(reflects no deduction for fees, expenses or taxes)	(7.04%)	(3.31%)	May 1, 2008

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Mid Cap Growth Fund
Driehaus Mid Cap Growth Fund
Investment Objective
Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Mid Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Driehaus Mid Cap Growth Fund
Management Fee		1.00%
Other Expenses		0.95%
Total Annual Fund Operating Expenses		1.95%
Expense Reimbursement	[1]	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Mid Cap Growth Fund	178	551	994	2,223

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies. For purposes of the Fund, the investment adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index, which as of the date of this Prospectus has a market capitalization range of approximately $833 million to generally less than $15 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. mid capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell Midcap Growth Index. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile in price than those of larger companies and may have underperformed the stocks of small and large companies during some periods. In addition, investments in medium-sized companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Institutional Mid Cap, L.P. (“Institutional Mid Cap Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Institutional Mid Cap Partnership and the Driehaus Mid Cap Investors, L.P. (together, the “Limited Partnerships”), which were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. The Institutional Mid Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Institutional Mid Cap Partnership. The Institutional Mid Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 21.52% (quarter ended 6/30/07) and the lowest return for a quarter was -35.56% (quarter ended 3/31/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Mid Cap Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes		(2.15%)			18.63%	Apr 27, 2009
Return Before Taxes Including Institutional Mid Cap Partnership Performance			5.09%	6.08%
Return After Taxes on Distributions		(3.23%)			16.15%	Apr 27, 2009
Return After Taxes on Distributions Including Institutional Mid Cap Partnership Performance
Return After Taxes on Distributions and Sale of Fund Shares		(0.27%)			15.05%	Apr 27, 2009
Return After Taxes on Distributions and Sale of Fund Shares Including Institutional Mid Cap Partnership Performance
Russell Midcap Growth Index	(reflects no deduction for fees, expenses, or taxes)	(1.65%)			21.11%	Apr 27, 2009
Russell Midcap Growth Index Including Institutional Mid Cap Partnership Performance			2.44%	5.29%

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Large Cap Growth Fund
Driehaus Large Cap Growth Fund
Investment Objective
Driehaus Large Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Large Cap Growth Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Driehaus Large Cap Growth Fund
Management Fee		0.90%
Other Expenses		1.06%
Total Annual Fund Operating Expenses		1.96%
Expense Reimbursement	[1]	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%
[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Large Cap Growth Fund	178	551	996	2,231

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies. For the purposes of the Fund, the investment adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 1000 Growth Index, which as of the date of this Prospectus has a market capitalization that is greater than approximately $833 million. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. large capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell 1000 Growth Index. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Large Cap Growth Fund, L.P. (“Large Cap Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Large Cap Partnership, which was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Large Cap Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Large Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Large Cap Partnership. The Large Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Annual Returns for the years ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 16.58% (quarter ended 9/30/10) and the lowest return for a quarter was -25.30% (quarter ended 12/31/08).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Large Cap Growth Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(0.97%)	15.73%	Apr 27, 2009
Return Before Taxes Including Large Cap Partnership			(4.34%)	Jan 1, 2008
Return After Taxes on Distributions		(2.44%)	14.46%	Apr 27, 2009
Return After Taxes on Distributions Including Large Cap Partnership				Jan 1, 2008
Return After Taxes on Distributions and Sale of Fund Shares		0.77%	13.34%	Apr 27, 2009
Return After Taxes on Distributions and Sale of Fund Shares Including Large Cap Partnership				Jan 1, 2008
Russell 1000 Growth Index	(reflects no deduction for fees, expenses, or taxes)	2.64%	18.69%	Apr 27, 2009
Russell 1000 Growth Index Including Large Cap Partnership			0.30%	Jan 1, 2008

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Driehaus Active Income Fund
Driehaus Active Income Fund
Investment Objective
Driehaus Active Income Fund seeks current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Active Income Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Active Income Fund
Management Fee	0.55%
Other Expenses Excluding Dividends and Interest on Short Sales	0.33%
Dividends and Interest on Short Sales	0.13%
Total Annual Fund Operating Expenses	1.01%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Active Income Fund	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategy
The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives (swaps, options and futures). The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”). The Fund may invest in securities of both investment and non-investment (“junk”) grade credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the Barclays Capital U.S. Aggregate Bond Index, which tracks the U.S. investment grade fixed rate bond market. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio securities. In managing the Fund, the Adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund’s share price. The longer the Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, the Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium- size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.

The Fund commenced operations on June 1, 2009, following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”), managed by Lotsoff Capital Management, through a reorganization into the Fund. Certain financial and performance information in this Prospectus includes that of the Predecessor Fund.

Annual Returns for the year ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 9.51% (quarter ended 6/30/09) and the lowest return for a quarter was –8.53% (quarter ended 9/30/11).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Active Income Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes		(5.61%)	4.29%	4.30%	Nov 8, 2005
Return After Taxes on Distributions		(6.83%)	2.78%	2.86%	Nov 8, 2005
Return After Taxes on Distributions and Sale of Fund Shares		(3.50%)	2.85%	2.89%	Nov 8, 2005
Citigroup 3-Month T-Bill Index	(reflects no deduction for fees, expenses, or taxes)	0.08%	1.36%	1.98%	Nov 8, 2005
Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses, or taxes)	7.85%	6.50%	6.57%	Nov 8, 2005

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Select Credit Fund
Driehaus Select Credit Fund
Investment Objective
Driehaus Select Credit Fund seeks to provide positive returns under a variety of market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Select Credit Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Select Credit Fund
Management Fee	0.80%
Other Expenses Excluding Dividends and Interest on Short Sales	0.63%
Dividends and Interest on Short Sales	0.44%
Total Annual Fund Operating Expenses	1.87%

Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s annual operating expenses, excluding dividends and interest on short sales, at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or September 30, 2013. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on September 30, 2010, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.
Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Reflected for the one-year period and the first year of each additional period in the Example are investment advisory fees recaptured by the investment adviser pursuant to the contractual agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Driehaus Select Credit Fund	190	575	986	2,132

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategy
The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives (swaps, options and futures). The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”). The Fund may invest in securities of both investment and non-investment (“junk”) grade credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the BofA Merrill Lynch US High Yield Index, which tracks the performance of below-investment grade, U.S. dollar-denominated corporate bonds. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio securities. In managing the Fund, the investment adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.
Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek positive returns under a variety of market conditions and can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund’s share price. The longer the Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, the Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium- size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund’s annual total returns over time, and that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.
Annual Returns for the year ended December 31

During the period shown in the bar chart, the highest return for a quarter was 2.65% (quarter ended 12/31/11) and the lowest return for a quarter was –7.78% (quarter ended 9/30/11).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Driehaus Select Credit Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes		(2.64%)	0.55%	Sep 30, 2010
Return After Taxes on Distributions		(3.96%)	(0.76%)	Sep 30, 2010
Return After Taxes on Distributions and Sale of Fund Shares		(1.58%)	(0.22%)	Sep 30, 2010
Citigroup 3-Month T-Bill Index	(reflects no deduction for fees, expenses, or taxes)	0.08%	0.09%	Sep 30, 2010
BofA Merrill Lynch US High Yield Index	(reflects no deduction for fees, expenses, or taxes)	4.38%	6.01%	Sep 30, 2010

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001016073
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
Driehaus International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DRIEHAUS INTERNATIONAL DISCOVERY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus International Discovery Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	2,030
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts. There are no restrictions on the capitalization of companies whose securities the Fund may buy. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts. There are no restrictions on the capitalization of companies whose securities the Fund may buy. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
2002	rr_AnnualReturn2002	(12.90%)
2003	rr_AnnualReturn2003	62.40%
2004	rr_AnnualReturn2004	11.95%
2005	rr_AnnualReturn2005	43.97%
2006	rr_AnnualReturn2006	16.41%
2007	rr_AnnualReturn2007	32.32%
2008	rr_AnnualReturn2008	(55.07%)
2009	rr_AnnualReturn2009	49.28%
2010	rr_AnnualReturn2010	13.47%
2011	rr_AnnualReturn2011	(19.85%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 26.81% (quarter ended 6/30/09) and the lowest return for a quarter was -33.41% (quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.41%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus International Discovery Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus International Discovery Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.85%)
5 Years	rr_AverageAnnualReturnYear05	(4.19%)
10 Years	rr_AverageAnnualReturnYear10	7.92%
Driehaus International Discovery Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus International Discovery Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(19.85%)
5 Years	rr_AverageAnnualReturnYear05	(5.32%)
10 Years	rr_AverageAnnualReturnYear10	6.55%
Driehaus International Discovery Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus International Discovery Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.90%)
5 Years	rr_AverageAnnualReturnYear05	(3.67%)
10 Years	rr_AverageAnnualReturnYear10	6.73%
Driehaus International Discovery Fund | MSCI All Country World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
10 Years	rr_AverageAnnualReturnYear10	6.75%
Driehaus International Discovery Fund | MSCI All Country World ex USA Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.93%)
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
10 Years	rr_AverageAnnualReturnYear10	5.94%
Driehaus Emerging Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Emerging Markets Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 342% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	342.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
2002	rr_AnnualReturn2002	(7.61%)
2003	rr_AnnualReturn2003	65.50%
2004	rr_AnnualReturn2004	24.12%
2005	rr_AnnualReturn2005	38.95%
2006	rr_AnnualReturn2006	41.22%
2007	rr_AnnualReturn2007	42.36%
2008	rr_AnnualReturn2008	(54.45%)
2009	rr_AnnualReturn2009	70.10%
2010	rr_AnnualReturn2010	23.56%
2011	rr_AnnualReturn2011	(15.02%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 31.39% (quarter ended 6/30/09) and the lowest return for a quarter was -30.71% (quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.71%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Emerging Markets Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Emerging Markets Growth Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.02%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	15.74%
Driehaus Emerging Markets Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Emerging Markets Growth Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.56%)
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Driehaus Emerging Markets Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Emerging Markets Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.50%)
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	13.33%
Driehaus Emerging Markets Growth Fund | MSCI Emerging Markets Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	14.20%
Driehaus Emerging Markets Growth Fund | MSCI Emerging Markets Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.77%)
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	12.06%
Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Emerging Markets Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses, excluding dividends and interest on short sales, at 2.00% of average daily net assets until the earlier of the termination of the investment advisory agreement or August 21, 2014. Acquired fund fees and expenses are not considered to be ordinary annual operating expenses and are not covered by the expense cap. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund's commencement of operations on August 22, 2011, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to two years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	2,968
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s commencement of operations (August 22, 2011) through December 31, 2011, the Fund’s portfolio turnover rate was 74% (not annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies, which the investment adviser currently considers to be companies within the same market capitalization range at time of investment as those included in the MSCI Emerging Markets Small Cap Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund will provide shareholders 60 days’ prior written notice of a change in the Fund’s non-fundamental policy of investing at least 80% of its net assets in small cap emerging markets companies. The Fund’s investments in options on emerging markets company stocks and emerging markets ETFs will be counted toward its policy to invest at least 80% of its net assets in small cap emerging markets companies under normal market conditions. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund may engage in short sale transactions and may purchase or write options, primarily to hedge the Fund’s portfolio or a portion thereof, but may also do so speculatively for purposes of profiting from a decline in the market value of a security. The hedging techniques employed by the Fund typically will be passive in nature, which means that the Fund will typically invest in a basket of securities or currencies of a country or region generally in the form of an index, rather than invest directly in individual securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies, which the investment adviser currently considers to be companies within the same market capitalization range at time of investment as those included in the MSCI Emerging Markets Small Cap Index, which as of the date of this Prospectus is generally less than $2.5 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to forecast certain market movements, which cannot be assured. Options may be volatile and there can be no assurance that a liquid secondary market will exist for a particular option at any particular time, even though the contract is traded on an exchange.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The performance shown below includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on December 1, 2008, and the Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
2009	rr_AnnualReturn2009	60.95%
2010	rr_AnnualReturn2010	26.09%
2011	rr_AnnualReturn2011	(14.29%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 35.39% (quarter ended 6/30/09) and the lowest return for a quarter was –17.13% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Driehaus Emerging Markets Small Cap Growth Fund | Return Before Taxes | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Emerging Markets Small Cap Growth Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	21.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008
Driehaus Emerging Markets Small Cap Growth Fund | Return After Taxes on Distributions | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Emerging Markets Small Cap Growth Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008
Driehaus Emerging Markets Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Emerging Markets Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Index | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	22.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Index | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Small Cap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(26.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	30.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2008
Driehaus International Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus International Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,041
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. “small cap companies,” which the investment adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index, which as of the date of this Prospectus is generally less than $2.5 billion. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. “small cap companies,” which the investment adviser currently considers to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index, which as of the date of this Prospectus is generally less than $2.5 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on August 1, 2002 and the Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
2003	rr_AnnualReturn2003	100.06%
2004	rr_AnnualReturn2004	25.23%
2005	rr_AnnualReturn2005	36.28%
2006	rr_AnnualReturn2006	33.78%
2007	rr_AnnualReturn2007	48.55%
2008	rr_AnnualReturn2008	(53.12%)
2009	rr_AnnualReturn2009	55.17%
2010	rr_AnnualReturn2010	27.13%
2011	rr_AnnualReturn2011	(11.39%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 32.23% (quarter ended 6/30/03) and the lowest return for a quarter was -29.85% (quarter ended 9/30/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.85%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus International Small Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus International Small Cap Growth Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
Driehaus International Small Cap Growth Fund | Return Before Taxes | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	18.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Driehaus International Small Cap Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus International Small Cap Growth Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
Driehaus International Small Cap Growth Fund | Return After Taxes on Distributions | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Driehaus International Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus International Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
Driehaus International Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Driehaus International Small Cap Growth Fund | MSCI World ex USA Small Cap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Small Cap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(15.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
Driehaus International Small Cap Growth Fund | MSCI World ex USA Small Cap Growth Index | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	(2.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Driehaus International Small Cap Growth Fund | MSCI All Country World ex USA Small Cap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Small Cap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
Driehaus International Small Cap Growth Fund | MSCI All Country World ex USA Small Cap Growth Index | Including Predecessor Limited Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	(1.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
Driehaus Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Global Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,201
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities and under normal market conditions, the Fund primarily invests in common stocks and other equity securities, including preferred stocks, American Depositary Receipts and Global Depositary Receipts, both within and outside the U.S., whose market capitalization is greater than $1.0 billion at the time of investment, although the Fund may invest in companies with lower market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Under normal conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund’s investment adviser, in which case the Fund will invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. The Fund does not invest more than 35% of its assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund may invest a substantial portion of its assets in emerging markets from time to time. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities and under normal market conditions, the Fund primarily invests in common stocks and other equity securities, including preferred stocks, American Depositary Receipts and Global Depositary Receipts, both within and outside the U.S., whose market capitalization is greater than $1.0 billion at the time of investment, although the Fund may invest in companies with lower market capitalizations if market conditions suggest doing so will help the Fund achieve its objective. Under normal conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund’s investment adviser, in which case the Fund will invest at least 30%) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Return for the years ended December 31
2009	rr_AnnualReturn2009	52.41%
2010	rr_AnnualReturn2010	19.00%
2011	rr_AnnualReturn2011	(18.15%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 22.00% (quarter ended 6/30/09) and the lowest return for a quarter was -22.37% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.37%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Global Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Global Growth Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Driehaus Global Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Global Growth Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(19.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Driehaus Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Global Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(10.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Driehaus Global Growth Fund | MSCI All Country World Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Driehaus Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Mid Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	994
10 Years	rr_ExpenseExampleYear10	2,223
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies. For purposes of the Fund, the investment adviser currently considers a company to be a mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Midcap Growth Index, which as of the date of this Prospectus has a market capitalization range of approximately $833 million to generally less than $15 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. mid capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell Midcap Growth Index. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. mid cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Medium-Sized Company Risk. Stocks of medium-sized companies tend to be more volatile in price than those of larger companies and may have underperformed the stocks of small and large companies during some periods. In addition, investments in medium-sized companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Institutional Mid Cap, L.P. (“Institutional Mid Cap Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Institutional Mid Cap Partnership and the Driehaus Mid Cap Investors, L.P. (together, the “Limited Partnerships”), which were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. The Institutional Mid Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Institutional Mid Cap Partnership. The Institutional Mid Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
2002	rr_AnnualReturn2002	(30.14%)
2003	rr_AnnualReturn2003	44.62%
2004	rr_AnnualReturn2004	24.09%
2005	rr_AnnualReturn2005	8.48%
2006	rr_AnnualReturn2006	3.47%
2007	rr_AnnualReturn2007	79.71%
2008	rr_AnnualReturn2008	(53.34%)
2009	rr_AnnualReturn2009	23.43%
2010	rr_AnnualReturn2010	26.59%
2011	rr_AnnualReturn2011	(2.15%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 21.52% (quarter ended 6/30/07) and the lowest return for a quarter was -35.56% (quarter ended 3/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.56%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Mid Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Mid Cap Growth Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Mid Cap Growth Fund | Return Before Taxes | Including Institutional Mid Cap Partnership Performance
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Driehaus Mid Cap Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Mid Cap Growth Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Mid Cap Growth Fund | Return After Taxes on Distributions | Including Institutional Mid Cap Partnership Performance
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Driehaus Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Mid Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Including Institutional Mid Cap Partnership Performance
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Driehaus Mid Cap Growth Fund | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	21.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Mid Cap Growth Fund | Russell Midcap Growth Index | Including Institutional Mid Cap Partnership Performance
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Driehaus Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Large Cap Growth Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense cap reimbursement shown in the Annual Fund Operating Expenses table is only reflected for up to three years in each of the respective periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	996
10 Years	rr_ExpenseExampleYear10	2,231
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies. For the purposes of the Fund, the investment adviser currently considers a company to be a large cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 1000 Growth Index, which as of the date of this Prospectus has a market capitalization that is greater than approximately $833 million. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. large capitalization companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies outside the capitalization range of the Russell 1000 Growth Index. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund uses a growth style of investment in equity securities, including common and preferred stocks and American Depositary Receipts, and under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. large cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Large Cap Growth Fund, L.P. (“Large Cap Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Fund commenced operations as a series of Driehaus Mutual Funds on April 27, 2009, when it succeeded to the assets of the Large Cap Partnership, which was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Large Cap Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Large Cap Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Large Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Large Cap Partnership. The Large Cap Partnership was not a regulated investment company and therefore did not distribute current or accumulated earnings and profits.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
2008	rr_AnnualReturn2008	(43.50%)
2009	rr_AnnualReturn2009	23.31%
2010	rr_AnnualReturn2010	21.36%
2011	rr_AnnualReturn2011	(0.97%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.58% (quarter ended 9/30/10) and the lowest return for a quarter was -25.30% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Large Cap Growth Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Large Cap Growth Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Large Cap Growth Fund | Return Before Taxes | Including Large Cap Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(4.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2008
Driehaus Large Cap Growth Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Large Cap Growth Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Large Cap Growth Fund | Return After Taxes on Distributions | Including Large Cap Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2008
Driehaus Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Large Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Including Large Cap Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2008
Driehaus Large Cap Growth Fund | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	18.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2009
Driehaus Large Cap Growth Fund | Russell 1000 Growth Index | Including Large Cap Partnership
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2008
Driehaus Active Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Active Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Active Income Fund seeks current income and capital appreciation.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.55%
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.33%
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives (swaps, options and futures). The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”). The Fund may invest in securities of both investment and non-investment (“junk”) grade credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the Barclays Capital U.S. Aggregate Bond Index, which tracks the U.S. investment grade fixed rate bond market. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio securities. In managing the Fund, the Adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund’s share price. The longer the Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, the Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium- size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.

The Fund commenced operations on June 1, 2009, following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”), managed by Lotsoff Capital Management, through a reorganization into the Fund. Certain financial and performance information in this Prospectus includes that of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-0079
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the year ended December 31
2006	rr_AnnualReturn2006	4.52%
2007	rr_AnnualReturn2007	1.35%
2008	rr_AnnualReturn2008	0.40%
2009	rr_AnnualReturn2009	22.12%
2010	rr_AnnualReturn2010	5.18%
2011	rr_AnnualReturn2011	(5.61%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.51% (quarter ended 6/30/09) and the lowest return for a quarter was –8.53% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.53%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Active Income Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Active Income Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
Driehaus Active Income Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Active Income Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.83%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
Driehaus Active Income Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Active Income Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.50%)
5 Years	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
Driehaus Active Income Fund | Citigroup 3-Month T-Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month T-Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
Driehaus Active Income Fund | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2005
Driehaus Select Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Select Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Select Credit Fund seeks to provide positive returns under a variety of market conditions.
Fees and Expenses of the Fund	dmf1016073_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.80%
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.63%
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to cap the Fund’s annual operating expenses, excluding dividends and interest on short sales, at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or September 30, 2013. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on September 30, 2010, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Reflected for the one-year period and the first year of each additional period in the Example are investment advisory fees recaptured by the investment adviser pursuant to the contractual agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	575
5 Years	rr_ExpenseExampleYear05	986
10 Years	rr_ExpenseExampleYear10	2,132
Portfolio Turnover	dmf1016073_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives (swaps, options and futures). The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”). The Fund may invest in securities of both investment and non-investment (“junk”) grade credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the BofA Merrill Lynch US High Yield Index, which tracks the performance of below-investment grade, U.S. dollar-denominated corporate bonds. The Fund also invests in common and preferred stocks across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio securities. In managing the Fund, the investment adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment (“Senior Loans”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek positive returns under a variety of market conditions and can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security’s price to fall, potentially lowering the Fund’s share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund’s share price. The longer the Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” If an issuer “calls” its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, the Fund may invest in derivatives for speculative purposes. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or even long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium- size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or if the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.
Performance	dmf1016073_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund’s annual total returns over time, and that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund’s annual total returns over time, and that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-0079
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the year ended December 31
2011	rr_AnnualReturn2011	(2.64%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 2.65% (quarter ended 12/31/11) and the lowest return for a quarter was –7.78% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.78%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Select Credit Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Select Credit Fund Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Driehaus Select Credit Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Select Credit Fund Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Driehaus Select Credit Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Driehaus Select Credit Fund Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Driehaus Select Credit Fund | Citigroup 3-Month T-Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month T-Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Driehaus Select Credit Fund | BofA Merrill Lynch US High Yield Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US High Yield Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010

[1]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses, excluding dividends and interest on short sales, at 2.00% of average daily net assets until the earlier of the termination of the investment advisory agreement or August 21, 2014. Acquired fund fees and expenses are not considered to be ordinary annual operating expenses and are not covered by the expense cap. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund's commencement of operations on August 22, 2011, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.
[2]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.
[3]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's annual operating expenses at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement or April 30, 2015. For a period not to exceed three years from the date on which the waiver or reimbursement was made, and so long as the investment advisory agreement is in place, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.